Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Basis of presentation	Basis of presentation The consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”).
Principles of consolidation
Principles of consolidation
The consolidated financial statements of the Group include the financial statements of the Company, its subsidiaries, the VIEs, and subsidiaries of the VIEs for which the Company is the primary beneficiary. All significant intercompany balances and transactions have been eliminated upon consolidation.

Use of estimates
Use of estimates
The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenue and expenses during the reporting periods. Significant estimates and assumptions reflected in the Group’s consolidated financial statements include, but are not limited to, allowance for credit losses or allowance for doubtful accounts for accounts receivable, contract assets and amounts due from related parties, measurement of operating lease right-of-use
assets and lease liabilities, impairment of long-lived assets, impairment of goodwill, useful lives of long-lived assets, realization of deferred tax assets, uncertain tax positions, share-based compensation expense, the purchase price allocation and fair value of non-controlling interests and contingent consideration with respect to business combinations, the fair value of equity investments and standalone selling prices of performance obligation of revenue contracts. Management bases the estimates on historical experience and various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could materially differ from those estimates.

Foreign currency

Foreign currency
The Group’s financial information is presented in Renminbi (“RMB”). The functional currency of the Company and the Company’s subsidiaries located in the U.S. is U.S. dollars (“US$”). The functional currency of the Company’s subsidiaries and the VIEs and VIEs’ subsidiaries located in the PRC is Renminbi (“RMB”). The functional currencies of the Company’s subsidiaries located in Japan and Hong Kong are Japanese Yen (“Yen”) and Hong Kong
d
ollars (“HK$”), respectively.
Transactions denominated in foreign currencies are
re-measured
into the functional currency at the exchange rates prevailing on the transaction dates. Monetary assets and liabilities denominated in foreign currencies are re-measured
at the exchange rates prevailing at the balance sheet date.
Non-monetary
items that are measured in terms of historical cost in foreign currency are re-measured
using the exchange rates at the dates of the initial transactions. Exchange gains and losses are included in the consolidated statements of comprehensive loss. The Company uses the average exchange rate for the year and the exchange rate at the balance sheet date to translate the operating results and financial position, respectively. Translation differences are recorded in accumulated other comprehensive loss, a component of shareholders’ (deficit) equity.

Convenience translation
Convenience translation
Amounts in U.S. dollars are presented for the convenience of the reader and are translated at the noon buying rate of RMB6.3726 per US$1.00 on December 31, 2021 in the City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

Cash and cash equivalents
Cash and cash equivalents
Cash and cash equivalents consist of cash on hand and time deposits or other highly liquid investments placed with banks or other financial institutions which are unrestricted as to withdrawal or use and have original maturities of less than three months.

Restricted cash
Restricted cash
Restricted cash mainly represents the cash reserved in escrow accounts for purchase consideration in relation to a business acquisition, cash secured for certain payables to suppliers and advances paid by certain customers to guarantee the Group’s performance under certain revenue contracts.

Short-term investments	Short-term investments The Group’s short-term investments comprise primarily of cash deposits at fixed rates with original maturities of greater than three months, but less than 12 months.
Non-controlling interests
Non-controlling interests
A non-controlling interest
is recognized to reflect the portion of subsidiaries’ equity which is not attributable, directly or indirectly, to the Group. Consolidated net loss on the consolidated statements of comprehensive loss includes the net income (loss) attributable to non-controlling interests.
The cumulative results of operations attributable
to non-controlling interests
are recorded
as “non-controlling interests”
in the Group’s consolidated balance sheets.

Business combinations
Business combinations
The Group accounts for its business combinations using the acquisition method of accounting in accordance with ASC 805,
 Business Combinations
 (“ASC 805”). The acquisition method of accounting requires that the consideration transferred to be allocated to the assets, including separately identifiable assets and liabilities the Group acquired, based on their estimated fair values. The consideration transferred in an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. The Group also evaluates all contingent consideration arrangements to determine if the arrangements are compensatory in nature. If the Group determines that a contingent consideration arrangement is compensatory, the arrangement would be accounted for outside of the business combination and recorded as compensation expense in the post-acquisition financial statements of the combined entity. The costs directly attributable to the acquisition are expensed as incurred. Contingent consideration, if any, is measured at fair value initially on the acquisition date as well as subsequently at the end of each reporting period until the assessment period is over and it is finally settled. Identifiable assets, liabilities and contingent liabilities acquired or assumed other than contract assets and contract liabilities from revenue contracts are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The Group early adopted Accounting Standards
Update (“ASU”) No. 2021-08,
 Business Combinations (Topic 805)
Accounting for Contract Assets and Contract Liabilities from Contracts with Customers
(“ASU
2021-08”)
and recognizes and measures the acquired contract assets and contract liabilities consistent with how they were recognized and measured in the acquiree’s financial statements. The excess of (i) the total of cost of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in earnings. During the measurement period, which can be up to one year from the acquisition date, the Group may record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Upon the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded in the consolidated statements of comprehensive loss.

Equity investments
Equity investments
The Group’s equity investments are long-term investments in unlisted companies based in the PRC over which the Group neither has significant influence nor control through investment in common stock or in-substance
common stock. Equity investments with readily determinable fair value, except for those accounted for under the equity method, those that result in consolidation of the investee and certain other investments, are measured at fair value, and any changes in fair value are recognized in earnings. For equity securities without readily determinable fair value and do not qualify for the existing practical expedient in ASC 820,
Fair Value Measurements and Disclosures
(“ASC 820”) to estimate fair value using the net asset value per share (or its equivalent) of the investment, the Group elected to use the measurement alternative to measure all its investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any
.
The Group makes a qualitative assessment of whether the equity investments are impaired at each reporting date. If a qualitative assessment indicates that the investment is impaired, the entity has to estimate the investment’s fair value in accordance with the principles of ASC 820. If the fair value is less than the investment’s carrying value, the entity has to recognize an impairment loss in the statements of comprehensive loss equal to the difference between the carrying value and fair value.
As of December 31, 2020 and 2021, the carrying amount
s
of the Group’s equity investments measured using the measurement alternative were
RMB126,583 and RMB207,166 (US$32,509), respectively,
including
accumulated impairment of RMB nil and RMB nil (US$ nil),
and
accumulated upward
adjustment of RMB
14,301

and

RMB96,793 (US$15,189
), respectively.
The Group recognized RMB
14,301
and RMB
82,492
(US$
12,945)
of
unrealized gains (upward adjustments), and RMB
nil
and RMB
nil
(US$
nil
)
of
unrealized losses (downward adjustments) resulting from observable price changes in orderly transactions for an identical or similar investment of the same issuer in other gain
, net
on the consolidated statements of comprehensive loss for
the
years ended December
31
,
2020
and
2021
, respectively
.
In 2021, the Group: i) acquired equity interest of
a company engaged in providing technology services
with a cash consideration of RMB52,493 (US$8,237)
;
 and
 ii)
disposed
of
equity interests in certain equity investees and recognized a disposal gain of RMB10,363 (US$1,626) in “Other gain
, net
”.

Fair value measurements
Fair value measurements
Financial instruments of the Group primarily include cash and cash equivalents, restricted cash, short-term investments, accounts receivable and contract assets, equity investments, accounts payable, purchase consideration payable, certain other liabilities, amounts due from and due to related parties and bank loans. For equity investments, the Group elected to use the measurement alternative to measure those investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any. The Group, with the assistance of an independent third-party valuation firm, determined the estimated fair value of its equity investments using the alternative measurement. The carrying amounts of the bank loans approximate to their fair values due to the fact that the related interest rates approximate the interest rates currently offered by financial institutions for similar debt instruments of comparable maturities. The Group measures its purchase consideration payable at fair value on a recurring basis. The fair value of purchase consideration payable is estimated by discounting cash flows using interest rates currently available for similar debts instruments of comparable maturities (Level 2 fair value measurement). The Group applies ASC 820 in measuring fair value. ASC 820 defines fair value, establishes a framework for measuring fair value and requires disclosures to be provided on fair value measurement. The carrying amounts of the remaining financial instruments approximate to their fair values because of their short-term maturities.
ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:
Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level 2—Include other inputs that are directly or indirectly observable in the marketplace.
Level 3—Unobservable inputs which are supported by little or no market activity.

ASC
820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would c urrently
be required to replace an asset.

Adoption of ASC 326
Adoption of ASC 326
On January 1, 2021, the Group adopted ASC 326,
Credit Losses
(“ASC 326”) which replaced previously issued guidance regarding the impairment of financial instruments with an expected loss methodology that will result in more timely recognition of credit losses. The Group used a modified retrospective approach and did not restate the comparable prior periods, which resulted in a cumulative effect to increase the opening balance of accumulated deficit on January 1, 2021 by RMB5,684 (US$892).

Accounts receivable and contract assets, net
Accounts receivable and contract assets, net
Prior to the adoption of ASC 326, accounts receivable are recognized and carried at original invoiced amount less an allowance for any potential uncollectible amounts. An allowance for doubtful accounts is recorded when collection of the full amount is no longer probable. In evaluating the collectability of receivable balances, the Group considers specific evidence including the aging of the receivable, the customer’s payment history, its current creditworthiness and current economic trends. Accounts receivable are written off after all collection efforts have ceased.
Upon adoption of ASC 326, the Group maintains an allowance for credit losses in accordance with ASC 326 and records the allowance for credit losses as an offset to accounts receivable and contract assets, and the estimated credit losses charged to the allowance is classified as “General and administrative expenses” in the consolidated statements of comprehensive loss. The Group assesses collectability by reviewing accounts receivable and contract assets on a collective basis where similar characteristics exist and on an individual basis when the Group identifies specific customers with known disputes or collectability issues. In determining the amount of the allowance for credit losses, the Group considers historical collectability based on past due status, the age of the accounts receivable and contract assets balances, credit quality of the Group’s customers based on ongoing credit evaluations, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect the Group’s ability to collect from customers.

Property and equipment, net
Property and equipment, net
Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated Useful Life
Electronic equipment	3–4 years
Office equipment and fixtures	5 years
Data center machinery and equipment	10 years
Building	50 years
Repair and maintenance costs are charged to expense
s
as incurred, whereas the cost of renewals and betterments that extend the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the asset and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of comprehensive loss.
Direct costs that are related to the construction of property and equipment, and incurred in connection with bringing the assets to their intended use are capitalized as construction in progress. Construction in progress is transferred to specific property and equipment, and the depreciation of these assets commences when the assets are ready for their intended use.

Intangible assets
Intangible assets
Intangible assets are carried at cost less accumulated amortization and any recorded impairment. Intangible assets acquired in a business combination were recognized initially at fair value at the date of acquisition. Intangible assets with finite useful lives are amortized using a straight-line method of amortization that reflects the estimated pattern in which the economic benefits of the intangible assets are to be consumed. The estimated useful lives for the intangible assets are as follows:

Category	Estimated Useful Life
Customer relationships	6 years
Patents and technologies	6-10 years
Trademarks and domain names	10 years
Software and copyrights	3–10 years
Others	3 years
If an intangible asset is determined to have an indefinite life, it should not be amortized until its useful life is determined to be no longer indefinite. As of December 31, 2020 and 2021, the Group did not have any intangible assets with indefinite lives
.

Impairment of long-lived assets
Impairment of long-lived assets
The Group evaluates its long-lived assets for impairment whenever events or changes in circumstances, such as a significant adverse change to market conditions that will impact the future use of the assets, indicate that the carrying amount of long-lived assets in an asset group may not be fully recoverable. When these events occur, the Group evaluates the recoverability of long-lived assets by comparing the carrying amount of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the excess of the carrying amount of the assets over their fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the assets, when the market prices are not readily available. Significant assumptions used in the future undiscounted cash flows of the asset group included revenue growth rates and gross

margin. For all periods presented, there was no impairment of any of the Group’s long-lived assets.

Segment reporting
Segment reporting
In accordance with ASC
280-10,
Segment Reporting: Overall
(“ASC 280”), the Group’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer who reviews the consolidated results of operations when making decisions about allocating resources and assessing performance of the Group as a whole and hence, the Group has only one operating segment. The Group does not distinguish between markets or segments for purposes of internal reporting. A majority of the Group’s revenues were generated from the PRC and a majority of the long-lived assets of the Group are located in the PRC, and therefore, no geographical segments are presented.

Goodwill
Goodwill
Goodwill represents the excess of the purchase price over the fair value of the identifiable net assets acquired in a business combination. Goodwill is allocated to the reporting units of the Group that are expected to benefit from the synergies of the business combination based on the estimated fair value of these reporting units at the date of acquisition. A reporting unit is defined as an operating segment or one level below an operating segment referred to as a component. The Group determines reporting units by first identifying its operating segments, and then assesses whether any components of these segments constituted a business for which discrete financial information is available and where the segment manager regularly reviews the operating results of that component. As of December 31, 2021, the Group has two reporting units, consisting of Cloud service and solutions and Cloud-based digital solution and services. Because, except for those two reporting units identified, other components below the consolidated level either did not have discrete financial information or their operating results were not regularly reviewed by the segment manager.
The Group assesses goodwill for impairment in accordance with ASC
350-20,
 Intangibles—Goodwill and Other: Goodwill
 (“ASC
350-20”),
which requires goodwill to be tested for impairment at the reporting unit level at least annually and more frequently upon the occurrence of certain events. The Group has the option to assess qualitative factors first to determine whether it is necessary to perform the quantitative test in accordance with ASC
350-20.
In the qualitative assessment, the Group considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations to assess any significant changes in each reporting unit’s fair value and carrying value since the most recent date a fair value measurement was performed. If the Group believes, as a result of the qualitative assessment, that it is more-likely-than-not
that the fair value of the reporting unit is less than its carrying amount, the quantitative impairment test is required. Otherwise, no further testing is required. The Group adopted
ASU No.
2017-04,
Simplifying the Test for Goodwill Impairment
(“ASU 2017-04”), on a prospective basis on January 1, 2021, and compares the fair value of the reporting unit with its carrying amount, including goodwill. ASU
2017-04
simplifies the accounting for goodwill impairment by eliminating step two from the goodwill impairment test. If the carrying amount of a reporting unit exceeds its fair value, an impairment loss will be recognized in an amount equal to that excess. No impairment of goodwill was recorded for the year ended December 31, 2021.

Revenue recognition
Revenue recognition
The Group applies the five-step model outlined in ASC 606,
Revenue from Contracts with Customers
(“ASC 606”), and accounts for a contract when it has approval and commitment from the customer, the rights of the parties are identified, payment terms are identified, the contract has commercial substance and collectability of consideration is probable.
Revenue is allocated to each performance obligation based on its standalone selling price. The Group generally determines standalone selling prices based on observable prices. If the standalone selling price is not observable through past transactions, the Group estimates the standalone selling price based on multiple factors, including, but not limited to, historical discounting trends for services, gross margin objectives, internal costs, and industry technology lifecycles. Timing of revenue recognition may differ from the timing of invoicing to customers. For certain revenue contracts, customers are required to pay before the services are delivered to the customer. The Group recognizes a contract asset or a contract liability in the consolidated balance sheets, depending on the relationship between the entity’s performance and the customer’s payment. Contract liabilities represent the excess of payments received as compared to the consideration earned and are reflected in “accrued expenses and other liabilities” in the Group’s consolidated balance sheets. Contract assets primarily relate to the Group’s rights to consideration for work completed in relation to its services performed but not billed at the reporting date, and are reflected in “prepayments and other assets” in the Group’s consolidated balance sheets. The contract assets are transferred to the receivables when the rights become unconditional. Using the practical expedient in ASC 606, the Group does not adjust the promised amount of consideration for the effects of a significant financing component if it expects, at contract inception, that the period between the transfer of the promised good or service to the customer and when the customer pays for that good or service will be one year or less. Pursuant to ASC
606-10-32-2A,
the Group also elected to exclude sales taxes and other similar taxes from the measurement of the transaction price. Therefore, revenues are recognized net of value added taxes (“VAT”) and surcharges.
Public cloud services
The Group provides integrated cloud-based services including cloud computing, storage and delivery. The nature of the Group’s performance obligation is a single performance obligation to stand ready to provide an unspecified quantify of integrated cloud-based services each day throughout the contract period. The Group uses monthly utilization records, an output measure, to recognize revenue over time as it most faithfully depicts the simultaneous consumption and delivery of services. At the end of each month, the transaction consideration is fixed based on utilization records and no variable consideration exists.
Enterprise cloud services
The Group provides comprehensive customized cloud-based and enterprise digital solutions, which are typically completed within twelve months (“Solutions”). The components within the Solutions are not distinct within the context of the contract because they are considered highly interdependent and the customer can only benefit from these components in conjunction with one another as a two-way
dependency exists. The Group also provides post-delivery maintenance and upgrade services that are mainly technical support services performed by the Group’s technical support team. Therefore, the arrangement has three performance obligations, the Solutions, maintenance and upgrades. Revenue allocated to the Solutions and upgrades, is recognized at a point in time only upon customer acceptance of the Solutions and upon delivery of the specified upgrade, respectively. Revenue allocated to maintenance is recognized over time because the customer simultaneously receives and consumes the benefits as the Group performs throughout a fixed term. Revenue allocated to maintenance and upgrades during the periods presented was
immaterial.
The Group also provides enterprise digital services. The series of enterprise digital services are substantially the same from day to day, and each day of the service is considered to be distinct and separately identifiable as it benefits the customer daily. Further, the uncertainty related to the service consideration is resolved on a daily basis as the Group satisfies its obligation to perform enterprise digital service daily with enforceable right to payment for performance completed to date. Thus, revenue is recognized as service is performed and the customer simultaneously receives and consumes the benefits from the service daily.

Cost of revenue
Cost of revenue
Cost of revenues primarily includes bandwidth and internet data center costs, depreciation expense of electronic equipment, data center machinery and equipment, salaries and benefits for employees directly involved in revenue generation activities, and other expenses directly attributable to the provision of services.

Research and development
Research and development
Research and development expenses primarily consist of salaries and benefits for research and development personnel, and third party service provider costs. The Group expenses research and development costs as they are incurred.

Advertising expenditures
Advertising expenditures
Advertising costs are expensed when incurred and are included in sales and marketing expenses in the consolidated statements of comprehensive loss. For the years ended December 31, 2019, 2020 and 2021, the advertising expenses were approximately RMB29,271, RMB15,348 and RMB24,070 (US$3,777), respectively.

Government grants
Government grants
Government grants primarily consist of financial grants received from provincial and local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. There are no defined rules and regulations to govern the criteria necessary for companies to receive such benefits, and the amount of financial subsidy is determined at the discretion of the relevant government authorities. Government grants of non-operating
nature and with no further conditions to be met are recorded as non-operating
income in “Other income, net” when received. The remaining government grants are related to acquisition of assets. The grants are recorded as “deferred government grants” included in the accrued expenses and other liabilities line items in the consolidated balance sheets when received. Once the Group fulfills the conditions stipulated under the grant, the grant amount is deducted from the carrying amount of the asset with a corresponding reduction in the deferred government grant balance.

Leases
Leases
The Group adopted ASU
No. 2016-02,
Leases (Topic 842)
and all subsequent ASU’s relating to this Topic (collectively, “ASC 842”) on January 1, 2020 by using the modified retrospective method through a cumulative-effect adjustment on January 1, 2020. The Group has elected the package of practical expedients, which allows the Group to carry forward the historical lease classification, not to assess whether a contract is or contains a lease, and initial direct costs for any leases that exist prior to adoption of the new standard. The Group has also elected the practical expedient the short-term lease exemption for contracts with lease terms of 12 months or less.
The Group determines if an arrangement is a lease or contains a lease at lease inception. For operating leases, the Group recognizes a right-of-use
asset and a lease liability on the consolidated balance sheets based on the present value of the lease payments over the lease term at commencement date. As most of the Group’s leases do not provide an implicit rate, the Group estimates its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments, and in economic environments where the leased asset is located. Lease expense is recorded on a straight-line basis over the lease term.

Comprehensive loss

Comprehensive loss
Comprehensive loss is defined as the changes in equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Among other disclosures, ASC 220,
Comprehensive Income
, requires that all items that are required to be recognized under current accounting standards as components of comprehensive loss be reported in a financial statement that is displayed with the same prominence as other financial statements. For each of the periods presented, the Group’s comprehensive loss includes net loss and foreign currency translation adjustments and is presented in the consolidated statements of comprehensive loss.

Income taxes
Income taxes
The Group follows the liability method of accounting for income taxes in accordance with ASC 740,
Income Taxes
(“ASC 740”). Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not
that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate.
The Group accounted for uncertainties in income taxes in accordance with ASC 740. Interest and penalties arising from underpayment of income taxes shall be computed in accordance with the related PRC tax law. The amount of interest expense is computed by applying the applicable statutory rate of interest to the difference between the tax position recognized and the amount previously taken or expected to be taken in a tax return. Interest and penalties recognized in accordance with ASC 740 are classified in the consolidated statements of comprehensive loss as income tax expense.
In accordance with the provisions of ASC 740, the Group recognizes in its consolidated financial statements the impact of a tax position if a tax return position or future tax position is “more likely than not” to prevail based on the facts and technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The Group’s estimated liability for unrecognized tax benefits that, if any, will be recorded in “other non-current
liabilities” in the accompanying consolidated financial statements is periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The actual benefits ultimately realized may differ from the Group’s estimates. As each audit is concluded, adjustments, if any, are recorded in the Group’s consolidated financial statements. Additionally, in future periods, changes in facts, circumstances, and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur.

Share-based compensation
Share-based compensation
The Group applies ASC 718,
Compensation—Stock Compensation
(“ASC 718”), to account for its employee share-based payments. In accordance with ASC 718, the Group determines whether an award should be classified and accounted for as a liability award or equity award. All the Group’s share-based awards to employees only and are classified as equity awards and are recognized in the consolidated financial statements based on their grant date fair values.
The Group uses the accelerated method for all awards granted with graded vesting based on service conditions, and elected to account for forfeitures as they occur. The Group elected to account for forfeitures as they occur. The Group, with the assistance of an independent third party valuation firm, determined the fair value of the share-based awards granted to employees. The binomial option pricing model was applied in determining the estimated fair value of the options granted to employees.

Loss per share

Loss per share
In accordance with ASC 260,
Earnings Per Share
(“ASC 260”), basic loss per share is computed by dividing
the
net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year using the two-class
method. Under the
two-class
method, net loss is allocated between ordinary shares and other participating securities based on their participating rights. The Company’s convertible preferred shares and redeemable convertible preferred shares are participating securities. Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. For the periods presented herein, the computation of basic loss per share using the two-class
method is not applicable as the Company is in a net loss position and the participating securities do not have contractual rights and obligations to share in the losses of the Company.
Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of the ordinary shares issuable upon the conversion of the Company’s convertible preferred shares and redeemable convertible preferred shares using the if-converted
method; and ordinary shares issuable upon the exercise of share options and vesting of awarded shares, using the treasury stock method. Ordinary share equivalents are excluded from the computation of diluted per share if their effects would be anti-dilutive.

Employee benefit expenses
Employee benefit expenses
All eligible employees of the Group are entitled to staff welfare benefits including medical care, welfare grants, unemployment insurance and pension benefits through a PRC government-mandated multi-employer defined contribution plan. The Group is required to accrue for these benefits based on certain percentages of the qualified employees’ salaries. The Group is required to make contributions to the plans out of the amounts accrued. The PRC government is responsible for the medical benefits and the pension liability to be paid to these employees and the Group’s obligations are limited to the amounts contributed. The Group has no further payment obligations once the contributions have been paid.
The Group recorded employee benefit expenses of RMB155,848, RMB126,784 and RMB310,126 (US$48,666) for the years ended December 31, 2019, 2020 and 2021, respectively.

Impact of COVID-19
Impact of
COVID-19
For the year
s
ended December 31, 2020 and 2021,
COVID-19
has had immaterial impact on the Group’s operations. There are still uncertainties of
COVID-19’s
future impact, and the extent of the impact will depend on a number of factors, including the duration and severity of the pandemic; the uneven impact to certain industries; and the macroeconomic impact of government measures to contain the spread of
COVID-19
and related government stimulus measures. As a result, certain of the Group’s estimates and assumptions, including allowance for credit losses, equity investments, long-lived assets and goodwill subject to impairment assessments, require increased judgment and carry a higher degree of variability and volatility that could result in material changes to the Group’s estimates in future periods.